Share-Based Compensation - Summary of Recognized Share-based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	$ 17,929,842	$ 26,690,970	$ 43,939,447
Cost of Revenues [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	4,061,122	4,798,901	6,299,864
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	3,210,434	5,774,985	10,102,733
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	9,539,356	14,752,580	26,729,432
Technology And Product Development Expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation expenses	$ 1,118,930	$ 1,364,504	$ 807,418